COMMITMENTS AND CONTINGENCIES	12 Months Ended
Dec. 31, 2023
COMMITMENTS AND CONTINGENCIES
COMMITMENTS AND CONTINGENCIES

16.    COMMITMENTS AND CONTINGENCIES

The provisions recorded are detailed below:

	12/31/2023	12/31/2022
Legal issues	2,265,015	613,965
Labor lawsuits	203,105	1,808,248
Tax	4,193,611	566,233
Unused Balances of Credit Cards	1,456,978	1,387,991
Charges to be paid to National Social Security Administration	—	422,505
Judicial Deposits	217,559	147,756
Eventual commitments	411,663	271,445
Reorganization expenses	6,000,000	—
Others	149,736	49,803
Total	14,897,667	5,267,946